Stock-Based Compensation Expense (Details) - Schedule of Stock-Based Compensation Expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense		$ 173,693		$ 617,905	$ 1,883,733	$ 3,610,097
Cost of revenue [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense		15,526		83,035	134,883	575,662
Technology expenses [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense					162,789	341,370
Marketing expenses [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense					19,228	58,822
General and administrative expenses [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense		$ 141,868		$ 469,923	$ 1,566,833	$ 2,634,244